UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22054

Simple Capital Trust

(Exact name of registrant as specified in charter)

One Apple Hill

Suite 316

Natick, MA 01760

 (Address of principal executive offices)(Zip code)

Oriosto Medrano Santana

One Apple Hill

Suite 316

Natick, Massachusetts 01760

 (Name and address of agent for service)

Registrant's telephone number, including area code: 508-655-7948

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE SIMPLE CAPITAL FUND

December 31, 2009

THE SIMPLE CAPITAL FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	The Simple Capital Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 81.50%

Agriculture Chemicals - 1.01%
100	Terra Nitrogen Co.	$ 3,219

Biological Products (No Diagnostic Substances) - 2.93%
100	Enzon Pharmaceuticals, Inc. *	1,053
1,200	PDL Biopharma, Inc. *	8,232
		9,285
Cement, Hydraulic - 2.74%
737	Cemex SAB de CV ADR (Mexico) *	8,711

Crude Petroleum & Natural Gas - 9.80%
682	Breitburn Energy Partners L.P. *	7,222
500	Pengrowth Energy Trust Class A (Canada)	4,815
400	Petroleo Brasileiro (Brazil)	19,072
		31,109
Deep Sea Foreign Transportation - 1.19%
650	Dryships, Inc. (Greece) *	3,783

Drilling Oil & Gas Wells - 1.60%
700	Precision Drilling Trust (Canada) *	5,075

Electronic & Other Electrical Equipment - 6.20%
1,300	General Electric Co.	19,669

Finance Services - 6.64%						`
500	American Express Co.	20,260
700	Consumer Portfolio Services, Inc. *	819
		21,079
Fire, Marine & Casualty Insurance - 9.32%
9	Berkshire Hathaway, Inc. Class B *	29,574

Food & Kindred Products - 1.52%
100	Nestle SA (Switzerland) *	4,835

Metal Mining - 0.91%
100	Vale S.A. ADR (Brazil)	2,903

Miscellaneous Industrial & Commercial Machinery & Equipment - 3.01%
150	Eaton Corp.	9,543

Perfumes, Cosmetics & Other Toilet Preparations - 7.76%
300	Colgate-Palmolive Co.	24,645

Pharmaceutical Preparations - 9.01%
200	Johnson & Johnson	12,882
400	Sanofi-Aventis (France) *	15,708
		28,590
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 2.61%
300	Dow Chemical Co.	8,289

Radio Broadcasting Stations - 0.10%
100	CC Media Holdings, Inc. Class A *	310

Savings Institution, Federally - 0.01%
5,805	PFF Bancorp, Inc. *	35

Semiconductors & Related Devices - 1.72%
400	MEMC Electronics Materials, Inc. *	5,448

Services-Advertising Agencies - 1.23%
100	Omnicom Group, Inc.	3,915

Services-Educational Services - 0.32%
76	Ambassadors Group, Inc.	1,008

Services-Personal Services - 2.76%
300	Weight Watchers International, Inc.	8,748

Ship & Boat Building & Repairing - 1.07%
50	General Dynamics Corp.	3,409

State Commercial Banks - 8.04%
825	Banco Itau Holding Financeira SA ADR (Brazil)	18,843
100	M&T Bank Corp.	6,689
		25,532

TOTAL FOR COMMON STOCKS (Cost $241,938) - 81.50%		258,714

SHORT TERM INVESTMENTS - 15.80%
50,136	Huntington Treasury Money Market Fund IV 0.01% ** (Cost $50,136)	50,136

TOTAL INVESTMENTS (Cost $292,074) - 97.30%		308,850

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.70%		8,575

NET ASSETS - 100.00%		$ 317,425

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
ADR - American Depository Receipt

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the   asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 258,714	-	-	$ 258,714
	Short-Term Investments	50,136	-	-	50,136

		$ 308,850	-	-	$ 308,850

The accompanying notes are an integral part of these financial statements.

The Simple Capital Fund
Statement of Assets and Liabilities
December 31, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $292,074)	$ 308,850
Receivables:
Dividends and Interest	353
Due from Advisor	11,472
Prepaid Expenses	4,669
Total Assets	325,344
Liabilities:
Payables:
Securities Purchased	1,069
Other Accrued Expenses	6,850
Total Liabilities	7,919

Net Assets	$ 317,425

Net Assets Consist of:
Paid In Capital	$ 356,876
Accumulated Undistributed Net Investment Income	1,236
Accumulated Undistributed Realized Loss on Investments	(57,463)
Unrealized Appreciation in Value of Investments	16,776
Net Assets, for 35,679 Shares Outstanding	$ 317,425

Net Asset Value Per Share	$ 8.90

The accompanying notes are an integral part of these financial statements.

The Simple Capital Fund
Statement of Operations
For the six months ended December 31, 2009 (Unaudited)
.

Investment Income:
Dividends (net of $292 of foreign tax withheld)	$ 3,603
Interest	2
Total Investment Income	3,605

Expenses:
Advisory Fees (Note 3)	1,469
Audit Fees	8,065
Transfer Agent Fees	5,902
Custody Fees	1,919
Registration Fees	896
Miscellaneous Fees	41
Total Expenses	18,292
Fees Waived and Reimbursed by the Advisor (Note 3)	(16,235)
Net Expenses	2,057

Net Investment Income	1,548

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(13,653)
Net Change in Unrealized Appreciation on Investments	84,753
Realized and Unrealized Gain on Investments	71,100

Net Increase in Net Assets Resulting from Operations	$ 72,648

The accompanying notes are an integral part of these financial statements.

The Simple Capital Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2009	6/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,548	$ 3,719
Realized Loss on Investments	(13,653)	(38,220)
Unrealized Appreciation (Depreciation) on Investments	84,753	(17,591)
Net Increase (Decrease) in Net Assets Resulting from Operations	72,648	(52,092)

Distributions to Shareholders:
Net Investment Income	(3,776)	(4,189)
Realized Gains	-	(10,192)
Total Distributions Paid to Shareholders	(3,776)	(14,381)

Capital Share Transactions (Note 4)	(42,294)	31,356

Total Increase (Decrease) in Net Assets	26,578	(35,117)

Net Assets:
Beginning of Period	290,847	325,964

End of Period (Including Undistributed Net Investment Income of $1,238, and $3,464, respectively)	$ 317,425	$ 290,847

The accompanying notes are an integral part of these financial statements.

The Simple Capital Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months			Period *
	Ended		Year Ended	Ended
	12/31/2009		6/30/2009	6/30/2008

Net Asset Value, at Beginning of Period	$ 7.02		$ 8.96	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.04		0.09	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	1.94		(1.65)	(1.19)
Total from Investment Operations	1.98		(1.56)	(1.04)

Distributions:
Net Investment Income	(0.11)		(0.11)	-
Realized Gains	-		(0.27)	-
Total from Distributions	(0.11)		(0.38)	-

Net Asset Value, at End of Period	$ 8.90		$ 7.02	$ 8.96

Total Return ***	28.12%		(16.83%)	(10.40%)

Ratio of Expenses to Average Net Assets
Before Waivers	12.23%	****	9.84%	12.10%	****
After Waivers	1.37%	****	1.40%	1.40%	****
Ratio of Net Investment Income to Average Net Assets
Before Waivers	(9.82%)	****	(7.09%)	(8.98%)	****
After Waivers	1.03%	****	1.35%	1.71%	****

Portfolio Turnover	9.85%		126.92%	121.02%

* For the period August 17, 2007 (commencement of investment operations) through June 30, 2008.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** Annualized
The accompanying notes are an integral part of these financial statements.

THE SIMPLE CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

Note 1. Organization

The Simple Capital Fund (the “Fund”), is a non-diversified series of the Simple Capital Trust (the “Trust”), an open-end regulated investment company that was organized as a Massachusetts Business Trust on February 12, 2007. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there is only one series authorized by the Trust.  Simple Capital, LLC is the advisor to the Fund (the “Advisor”).  The Fund’s investment objective is to provide long-term capital appreciation. The Fund’s principal investment strategy is value investing.

Note 2. Summary of Significant Accounting Policies

Codification: The Financial Accounting Standards Board “FASB” has issued FASB ASC 105 (formerly FASB Statement No. 168), the “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December 31, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation - Security Valuations: The Fund’s investments are valued on the basis of official closing prices or market quotations. If official closing prices or market quotations are not readily available, or if a securities value has been materially affected by events occurring after the close of the market in which the security is principally traded but before 4:00 p.m. eastern time, that security will be valued at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Fund’s Board of Trustees. The Fund may use an independent pricing service to determine the fair value of specific securities.

Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as “price arbitrage”). To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities by short-term traders, but there is no assurance the Fund’s fair valuation policies will prevent dilution of the Fund’s NAV.

Equity Securities    The Fund intends to be fully invested in equity securities. These securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed Income Securities- The Fund may invest in money market instruments and other securities in U.S. dollar and non-U.S. dollar denominated money market instruments and other securities, including debt obligations issued by the U.S. and foreign national, provincial, state or municipal governments or their political subdivisions. The Fund may also invest in (1) money market instruments and other securities issued by international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (2) non-dollar securities issued by the U.S. government; and (4) foreign corporations includes short-term government securities, floating and variable rate notes, commercial paper, repurchase agreements, CDs, time deposits, bankers' acceptance, and other short-term liquid instruments.

The Fund may also invest in U.S. and foreign government securities, corporate debt obligations variable amount master demand notes, variable and floating rate securities, repurchase agreements, commercial paper, bank instruments, real estate investment trusts (REITS) as well as other investment companies, convertible securities warrants and depository receipts.

Money market instruments and other securities in which the Fund may invest generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date. See Note 8 for additional dividend information.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Transaction Timing- The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 3. Investment Management Agreement

The Fund has a management agreement with the Advisor to furnish investment advisory and management services to the Fund.  The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00%. For the six months ending December 31, 2009, the Advisor earned a fee of $1,469 from the Fund.

The Advisor has contractually agreed to waive fees and/or reimburse the expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 1.40% of its average daily net assets for the first five years of the operations of the Fund.  The Advisor reimbursed the Fund $16,235 for expenses for the six months ended December 31, 2009.  The Advisor owed the Fund $11,472 at December 31, 2009.

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2009 was $356,875.  Transactions in capital were as follows:

July 1, 2009 through December 31, 2009

	Shares	Amount
Shares sold	797	$7,010
Shares reinvested	422	3,776
Shares redeemed	(6,980)	(53,080)
Increase	(5,761)	$(42,294)

July 1, 2008 through June 30, 2009

	Shares	Amount
Shares sold	4,311	$28,051
Shares reinvested	2,365	14,381
Shares redeemed	(1,615)	(11,076)
Increase	5,061	$31,356

Note 5. Investment Transactions

For the six months ended December 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $25,345 and $101,785 respectively.

Note 6. Tax Matters

As of December 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for the Fund was as follows:

Undistributed ordinary income

      $     1,236

Capital loss carryforward expiring 6/30/2017+

     ($  13,389)

Post-October capital loss deferrals realized between 11/1/08 and 6/30/2009*           ($  24,831)

Gross unrealized appreciation on investment securities

      $  55,068

Gross unrealized depreciation on investment securities

     ($  38,292)

Net unrealized appreciation on investment securities

      $   16,776

Cost of investment securities, including Short-Term investments

      $292,074

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The difference between book and tax cost represents disallowed wash sales for tax purposes.

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Norma Guerrero owns approximately 49% of the Fund.

Note 8.  Distributions to Shareholders

On December 30, 2009 the Fund declared and paid a distribution to shareholders of record of $.1071 per share from net investment income.  The tax character of distributions paid was as follows:

Ordinary income

                $  3,776

Capital gains

           0

$  3,776

On December 30, 2008 the Fund declared and paid a distribution to shareholders of record of $.1089 per share from net investment income and $.265 from short-term capital gains.  The tax character of distributions paid was as follows:

Ordinary income

                $  4,189

Capital gains

  10,192

$14,381

Note 9. New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management believes no adjustments were necessary to the financial statements at adoption.

The Fund adopted Financial Accounting Standards Board Standard No. 157-4 – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.  At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In May 2009, FASB issued Statement of Financial Standards No. 165, (“SFAS 165”).  SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  In accordance with the adoption of SFAS No. 165, and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were available to be issued.

The Simple Capital Fund
Expense Illustration
December 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Simple Capital Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2009	December 31, 2009	July 1, 2009 to December 31, 2009

Actual	$1,000.00	$1,281.17	$7.88
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.97

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE SIMPLE CAPITAL FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2009 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Age and Address	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Peter Delaney, 43 7 Oak Court, Poughkeepsie, NY 12603	Trustee Since inception of Fund and until a successor is elected and qualified	Founder and President, Staff Line, Inc., since 2000.
Jose P. Sanchez, 35 40 Kingston Street, Lawrence, MA 01843	Trustee Since inception of Fund and until a successor is elected and qualified	Engineer, Flir Systems, since 1996.
Ryan Hanna, 38 11 Langdon Avenue, Watertown, MA 02472	Trustee Since inception of Fund and until a successor is elected and qualified	Securities Analyst, Cambridge Trust Company, since 2001.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Age and Address	Position and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Oriosto Medrano, 35 c/o Simple Capital, LLC One Apple Hill Suite 316 Natick, MA 01760	Chief Executive Officer and Chief Compliance Officer Since inception of Fund and until a successor is elected and qualified

Chief Executive Officer and Co-Managing Member, Simple Capital, LLC – October 2005 through present; Consultant – BISYS Regulatory Services, 2004-2007; Examiner, U.S. Securities and Exchange Commission, 2003-2004, Paralegal, Hale & Dorr, LLP, 2001-2003.

Barry McNeil, 39 c/o Simple Capital, LLC One Apple Hill Suite 316 Natick, MA 01760	Treasurer, Principal Accounting and Financial Officer Since inception of Fund and until a successor is elected and qualified	Chief Financial Officer and Co-Managing Member, Simple Capital, LLC – January 2007 through present; The Mathworks 2002 through 2007, John Hancock Financial Services 1995- 2002.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1 (866) 694-6672 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 6-month period ended December 31 are available without charge upon request by (1) calling the Fund at (866) 694-6672 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1 (866) 694-6672.

Board of Trustees

Peter Delaney

Jose P. Sanchez

Ryan Hanna

Investment Adviser

Simple Capital, LLC

One Apple Hill, Suite 316

Natick, Massachusetts 01760

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road, Abington, PA 19001

This report is provided for the general information of the shareholders of The Simple Capital Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Simple Capital Trust

By /s/ Oriosto Medrano Santana

*Oriosto Medrano Santana

President and Treasurer

Date: March 5, 2010

*Print the name and title of each signing officer under his or her signature.